INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2018
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

		Capitalized		ERP and		Other
	Goodwill	development	Customer	other		intangible
(amounts in millions)	(Note 20)	costs	relationships	software	Technology	assets	Total
Net book value at March 31, 2016	$556.6	$157.2	$100.7	$70.2	$17.3	$27.2	$929.2
Additions – internal development	—	37.8	—	13.1	—	—	50.9
Additions – acquired separately	—	—	0.2	—	—	0.8	1.0
Acquisition of subsidiaries	4.9	—	23.6	0.6	—	—	29.1
Amortization	—	(24.3)	(19.6)	(17.3)	(4.8)	(3.1)	(69.1)
Transfers and others	—	(2.6)	(0.4)	(0.8)	(0.8)	7.4	2.8
Exchange differences	(1.5)	0.1	1.8	—	0.3	(0.6)	0.1
Net book value at March 31, 2017	$560.0	$168.2	$106.3	$65.8	$12.0	$31.7	$944.0
Additions – internal development	—	32.5	—	14.8	—	—	47.3
Acquisition of subsidiaries (Note 3)	57.6	—	61.6	0.3	—	—	119.5
Disposal and remeasurement of
interest in investment (Note 21)	(10.9)	—	—	—	—	—	(10.9)
Amortization	—	(25.8)	(20.0)	(16.2)	(2.5)	(3.8)	(68.3)
Transfers and others	—	(1.0)	(0.1)	0.3	—	(1.1)	(1.9)
Exchange differences	18.8	(0.2)	6.7	(0.1)	(0.3)	1.0	25.9
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$64.9	$9.2	$27.8	$1,055.6

		Capitalized		ERP and		Other
		development	Customer	other		intangible
	Goodwill	costs	relationships	software	Technology	assets	Total
Cost	$560.0	$276.0	$202.9	$171.4	$50.7	$55.6	$1,316.6
Accumulated amortization	—	(107.8)	(96.6)	(105.6)	(38.7)	(23.9)	(372.6)
Net book value at March 31, 2017	$560.0	$168.2	$106.3	$65.8	$12.0	$31.7	$944.0
Cost	$625.5	$306.8	$273.8	$186.2	$49.7	$54.4	$1,496.4
Accumulated amortization	—	(133.1)	(119.3)	(121.3)	(40.5)	(26.6)	(440.8)
Net book value at March 31, 2018	$625.5	$173.7	$154.5	$64.9	$9.2	$27.8	$1,055.6

For the year ended March 31, 2018, amortization of $41.8 million (2017 – $44.5 million) has been recorded in cost of sales, $25.0 million (2017 – $23.2 million) in research and development expenses and $1.5 million (2017 – $1.4 million) in selling, general and administrative expenses.

As at March 31, 2018, the average remaining amortization period for the capitalized development costs is 5.1 years (2017 – 5.5 years).

The categories of capitalized development costs and ERP and other software both primarily consist of internally generated intangible assets.

The Company has no indefinite life intangible assets other than goodwill.